Average Annual Total Returns - Victory Trivalent International Fund-Core Equity	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes.) 1 Year	MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes.) 5 Years	MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	(0.56%)	5.80%	4.54%	3.75%	6.25%	4.37%	5.97%	7.48%	5.64%	5.90%	7.50%		5.04%	[1]	5.93%	7.32%	5.43%	5.66%	6.59%	4.73%	3.86%	5.72%	4.40%	10.65%	8.93%	4.92%

[1]	Inception date of Class R6 is March 4, 2015.